Corporate Information - Summary of Corporate Information (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
Disclosure of description of reporting entity [line items]
Percentage based on which Elgaugol and Elga-road are consolidated	100.00%
Gazprombank [member]
Disclosure of description of reporting entity [line items]
Percentage of shares disposed	49.00%
Percentage of stock granted for sale	49.00%